Taxes	3 Months Ended	5 Months Ended	12 Months Ended
	Apr. 30, 2021	Jan. 31, 2021	Dec. 31, 2020
Taxes

NOTE 10. INCOME TAX

The following is a summary of the Company's net deferred tax asset (liability):

	December 31,	December 31,
	2020	2019

Deferred tax asset (liability)
Startup and organizational expenses	$148,348	$—
Unrealized gain on marketable securities	(976)	(9,657)
Total deferred tax asset (liability)	147,372	(9,657)
Valuation Allowance	(148,348)	—
Deferred tax asset (liability), net of allowance	$(976)	$(9,657)

The income tax provision consists of the following:

	December 31,	December 31,
	2020	2019

Federal
Current expense	$495,442	$1,237,860
Deferred (benefit) expense	(157,029)	9,657

State and Local
Current	—	—
Deferred	—	—

Change in valuation allowance	148,348	—

Income tax provision	$486,761	$1,247,517

As of December 31, 2020 and 2019, the Company did not have any of U.S. federal and state net operating loss carryovers available to offset future taxable income.

In assessing the realization of the deferred tax assets, management considers whether it is more likely than not that some portion of all of the deferred tax assets will not be realized. The ultimate realization of deferred tax assets is dependent upon the generation of future taxable income during the periods in which temporary differences representing net future deductible amounts become deductible. Management considers the scheduled reversal of deferred tax liabilities, projected future taxable income and tax planning strategies in making this assessment. After consideration of all of the information available, management believes that significant uncertainty exists with respect to future realization of the deferred tax assets and has therefore established a full valuation allowance. For the period from January 1, 2020 through December 31, 2020, the change in the valuation allowance was $148,348.

A reconciliation of the federal income tax rate to the Company’s effective tax rate is as follows:

	December 31,	December 31,
	2020	2019

Statutory federal income tax rate	21.0%	21.0%
State taxes, net of federal tax benefit	0.0%	0.0%
Transaction costs attributable to Initial Public Offering	0.0%	(1.8)%
Loss on conversion option liability	(0.5)%	0.0%
Loss on warrant liability	(6.3)%	(28.5)%
Loss on Prosus agreement	(14.7)%	0.0%
Valuation allowance	(0.2)%	0.0%
Income tax provision	(0.7)%	(9.3)%

The Company files income tax returns in the U.S. federal jurisdiction and is subject to examination by the various taxing authorities. The Company’s tax returns since inception remain open and subject to examination by the taxing authorities. The Company considers New York to be a significant state tax jurisdiction.

SOFTWARE LUXEMBOURG HOLDING S.A. (SUCCESSOR) AND POINTWELL LIMITED (PREDECESSOR)
Taxes

(4) Taxes

For the Predecessor three months ended April 30, 2020, the Company recorded a tax benefit of $8.9 million on pretax loss of $442.8 million. The tax benefit reflects the impact of non-deductible items, changes in the Company’s valuation allowance on our deferred tax assets and for foreign rate differential.

For the Successor three months ended April 30, 2021, the Company recorded a tax benefit of $2.1 million on pretax loss of $39.5 million. The tax benefit reflects current period changes to unrecognized tax positions, foreign rate differential, and changes in the Company’s valuation allowance on our deferred tax assets.

(7)Taxes

Under the Plan of Reorganization described in Notes 1 and 3, a substantial amount of the Company’s debt was extinguished upon emergence from Chapter 11. This debt extinguishment, along with other effects of the reorganization, resulted in a gain of $3.3 billion recognized for financial reporting purposes. For tax purposes, the income from the cancellation of indebtedness (“CODI”) in the U.S. is generally excluded from taxable income and instead treated as the reduction of certain tax attributes or tax basis in certain assets. As a result, the Company’s U.S. federal net operating loss (“NOL”) and tax credits have been entirely reduced as of January 31, 2021. As a result of the reduction to the Company’s U.S. Federal NOL and tax credits for CODI, as well as the reversal of any deferred taxes that were previously established for liabilities that were discharged in the Plan of Reorganization, the Company recognized a reduction to the related valuation allowance. Further, non-U.S. CODI is not taxable in non-U.S. jurisdictions and the reversal of any deferred taxes in other foreign locations that were previously established for liabilities that were discharged in the Plan of Reorganization, were largely offset by a corresponding reduction to the related valuation allowance.

In connection with the Plan of Reorganization, the Company recorded an income tax expense of $4.4 million for reorganization adjustments in the period from February 1, 2020 through August 27, 2020 (Predecessor). These adjustments primarily consist of (i) $18.6 million in tax expense for the reduction in federal and state NOL carryforwards and tax credits from the CODI realized upon emergence; (ii) $8.8 million in tax expense for the reduction in other U.S. attributes not mentioned above; (iii) $106.5 million in tax expense for the reversal of deferred tax assets on liabilities in jurisdictions outside the U.S. discharged in the Plan of Reorganization; (iv) $129.5 million in tax benefit for the reduction in valuation allowance resulting from the adjustments described above.

As a result of the fresh start accounting adjustments described in Note 4, there were significant tax adjustments recorded in the period from February 1, 2020 through August 27, 2020 (Predecessor). The Company recognized $73.4 million in income tax expense on a consolidated basis, consisting of $77.2 million of tax expense for the increase in deferred tax liabilities resulting from fresh start accounting adjustments which was partially offset by $3.8 million of a tax benefit for the reduction in valuation allowance on existing deferred tax assets.

Significant components of the income tax benefit (provision) consist of the following (in thousands):

	Successor	Predecessor
	August 28, 2020	February 1, 2020	Year Ended	Year Ended
	through January 31,	through August 27,	January 31,	January 31,
	2021	2020	2020	2019
CURRENT:
Luxembourg	$—	$—	$—	$—
Ireland	(268)	333	1,099	1,559
United States	1,012	588	2,405	652
Other foreign locations	462	1,300	1,949	3,231
Current tax provision	1,206	2,221	5,453	5,442
DEFERRED:
Luxembourg	2,594	—	—	—
Ireland	(1,856)	43,483	8,533	1,517
United States	(19,265)	17,256	(2,693)	(1,906)
Other foreign locations	(4,613)	5,495	(81)	(26)
Deferred tax (benefit) / provision	(23,140)	66,234	5,759	(415)
Income tax (benefit) / provision	$(21,934)	$68,455	$11,212	$5,027

Current tax provision for the period from August 28, 2020 through January 31, 2021 (Successor) of $1.2 million primarily relates to state income taxes on operating profits generated in certain state jurisdictions during the period. The federal current tax expense for the Successor period was not significant due to the net operating loss carryforwards that were available to offset taxable income since the reduction in certain tax attributes and tax basis in certain assets occurs on the last day of the tax year in which the bankruptcy occurred, which was January 31, 2021.

Current tax expense for the period from February 1, 2020 through August 27, 2020 (Predecessor) of $2.2 million primarily consists of other foreign location current taxes payable at countries which serve as limited risk distributors of the Company’s intellectual property as well state taxes for separate state tax filings and unitary state tax provision to return adjustments .

Current tax expense for the years ended January 31, 2020 and 2019 primarily consist of state taxes for separate state tax filings and other foreign location current taxes payable at countries which serve as limited risk distributors of the Company’s intellectual property.

Deferred tax benefit for the Successor period of $23.1 million primarily relates to the reversal of temporary differences created by basis differences in intangible assets and deferred revenue recorded in fresh-start accounting.

Deferred tax provision for the period from February 1, 2020 through August 27, 2020 (Predecessor) of $66.2 million primarily resulted from the recognition of $73.4 million in consolidated tax expense from fresh-start accounting and reorganization items described above being partially offset by a tax benefit recognized upon impairment of the indefinite lived tradename asset described further in Note 5.

Deferred tax provision for the year ended January 31, 2020 of $5.7 million related primarily to changes in other foreign country valuation allowances.

Deferred tax benefit for the year ended January 31, 2019 of $0.4 million related to provision to return adjustments being partially offset by changes in state tax rates.

The following table presents the U.S. and foreign components of (loss) income before income taxes (in thousands):

	Successor	Predecessor
	August 28, 2020	February 1, 2020	Year Ended	Year Ended
	through January 31,	through August 27,	January 31,	January 31,
	2021	2020	2020	2019
Luxembourg	$9,220	$—	$—	$—
Ireland	(3,741)	2,437,738	(645,360)	(336,002)
United States	(86,333)	364,827	(197,600)	(62,805)
Other foreign locations	(34,802)	29,902	4,967	3,995
(Loss) income before income taxes	$(115,656)	$2,832,467	$(837,993)	$(394,812)

A reconciliation of the relevant statutory rate to the Company’s effective tax rate is as follows:

	Successor	Predecessor
	August 28, 2020	February 1, 2020	Year Ended	Year Ended
	through January 31,	through August 27,	January 31,	January 31,
	2021	2020	2020	2019
Income tax provision (benefit) at
Luxembourg (24.9%) / Irish statutory rate (12.5%)	(24.9)%	12.5%	(12.5)%	(12.5)%
Increase (decrease) in tax resulting from:
US State income taxes, net of federal benefit	(5.7)	(0.2)	(0.2)	(0.8)
Foreign rate differential	6.1	(0.2)	(1.9)	(1.2)
Other permanent items	(0.1)	0.7	1.2	2.5
Transaction costs	(7.6)	0.2
Unrecognized tax benefit	(0.4)	—	0.2	0.3
Change in valuation allowance	3.5	(4.2)	5.5	9.6
Impairment of goodwill	—	0.8	7.9	—
Reorganization and fresh start adjustments	9.6	(7.3)	—	—
Other	0.5	0.1	1.2	3.4
Effective tax rate – provision (benefit)	(19.0)%	2.4%	1.4%	1.3%

The Company recorded $4.6 million of income tax expense in the period from August 28, 2020 through January 31, 2021 (Successor) related to changes in estimates of U.S. NOL and tax credits which will be reduced by CODI for tax year ended January 31, 2021.

Deferred income taxes are provided for the effects of temporary differences between the amounts of assets and liabilities recognized for financial reporting purposes and the amounts recognized for income tax purposes. Significant components of the Company’s deferred tax assets and liabilities as of the periods presented were as follows (in thousands):

	Successor	Predecessor
	January 31, 2021	January 31, 2020
ASSETS:
Net operating loss carryforwards	$13,517	$29,753
Deferred interest expense	35,852	145,399
Customer relationships	—	6,888
Reserves and accruals	9,038	7,204
Lease liabilities	3,862	—
Tax credits	99	5,893
Transaction costs	19,532	4,216
Other intangibles	3,505	7,237
Gross deferred tax assets	85,405	206,590
Less: Valuation allowance	(45,567)	(160,531)
Net deferred tax assets	$39,838	$46,059
LIABILITIES:
Intangibles	$(99,587)	$(78,017)
Property and equipment, net	(2,971)	(5,665)
Accrued Interest	(4,522)	—
Right-of-use asset	(3,141)	—
Deferred revenue	(6,199)	—
Other	(4,426)	—
Gross deferred tax liabilities	(120,846)	(83,682)
Total net deferred tax liabilities, net	$(81,008)	$(37,623)

In assessing the realization of deferred tax assets, the Company considers whether it is more likely than not that some portion or all of the deferred tax assets will not be realized. The Company considered the scheduled reversal of deferred tax assets and liabilities in assessing the realization of deferred tax assets.

Based on this assessment, the Company determined that it is more likely than not that the deferred tax assets in certain significant jurisdictions including France, Ireland, and the United States, will not be realized to the extent they exceed reversal of deferred tax liabilities.

As of January 31, 2021, the Company had tax effected NOLs of $13.6 million, comprised of $2.4 million for U.S. state and local taxes, $1.5 million for Ireland, $9.7 million for the rest of the world. The U.S. state and local taxes NOL carryforwards that remain after the impact of CODI expire at various dates through 2030. The Ireland and other foreign location NOL carryforwards are not subject to expiration, while the remainder, if not utilized, will substantially expire at various dates through 2040.

As of January 31, 2021, the Company had tax effected interest expense carryforwards of $33.5 million all of which are subject to limitation pursuant to Section 382.

As of January 31, 2021, there were $3.9 million of unrecognized tax benefits (“UTBs”) associated with uncertain tax positions and an additional $1.9 million of accrued interest and penalties, all of which, if recognized, would affect the Company’s effective tax rate. The Company accounts for interest and penalties related to uncertain tax positions as part of its provision for income taxes. In the ordinary course of business, the Company’s income tax returns are subject to examination by the tax authorities in certain jurisdictions including the United States and Ireland. With few exceptions, the Company is no longer subject to income tax examination for years before 2017 in these material jurisdictions.

	Successor	Predecessor
	August 28, 2020	February 1, 2020	Year Ended	Year Ended
	through January 31,	through August 27,	January 31,	January 31,
	2021	2020	2020	2019
Unrecognized tax benefits, beginning balances	$3,768	$3,773	$2,081	$5,035
Increases for tax positions taken during the current period	—	—	—	—
Increases for tax positions taken during a prior period	37	35	1,987	915
Decreases for tax positions taken during a prior period	—	(40)	(295)	(3,736)
Other	452	—	—	—
Decreases resulting from the expiration of statute of limitations	(339)	—	—	(133)
Unrecognized tax benefits, ending balance	$3,918	$3,768	$3,773	$2,081

The Company generally considers the excess of its financial reporting over its tax basis in its investment in foreign subsidiaries to be essentially permanent in duration and has not computed or recorded significant taxes on repatriations of the earnings of its foreign subsidiaries. As a result of the one-time repatriation tax on foreign earnings required under the 2017 U.S. Tax Cuts and Jobs Act, the prior earnings of its foreign subsidiaries were deemed repatriated. The Company did not record a deferred tax liability for earnings of foreign subsidiaries for the period August 28, 2020 through January 31, 2021 (Successor), the period February 1, 2020 through August 27, 2020 (Predecessor) and the fiscal years ended January 31, 2020 and January 31, 2019 as the Company is permanently reinvested in these jurisdictions.

On March 27, 2020, the Coronavirus Aid, Relief and Economic Security (“CARES”) Act was enacted and signed into law. Certain provisions of the CARES Act impacted the FY21 and FY20 income tax provision computations of the Company. The CARES Act contains modifications on the limitation of business interest for tax years beginning in 2019 and 2020. The modifications to Section 163(j) increase the allowable business interest deduction from 30% of adjusted taxable income to 50% of adjusted taxable income. This modification increased the Company’s allowable interest expense deduction, reducing taxable income and allowing for the utilization of net operating losses.